Equity (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Equity [Line Items]
Common stock, shares authorized	1,500,000,000	1,500,000,000
Common stock vote	one
Common stock dividends (in Dollars per share)	$ 0
Noncontrolling interest (in Dollars)	$ 13,935
Conversion of preferred units	59,671,021	42,280,021
Shares of common stock	593,349,852	0
Convertible preferred units outstanding
Converted shares of common stock	15,538,507
Dividend per annum	5.00%
Liquidation preference (in Dollars)
Conversion period of preferred into common shares	90 days
CPU Share Allocation [Member]
Equity [Line Items]
Conversion of preferred units	17,391,000
Converted shares	2,898,499
Recognized equity (in Dollars)	$ 186,800
Shares of common stock	24,902,106
Common Stock [Member]
Equity [Line Items]
Common stock, shares authorized	593,349,852
Noncontrolling interest (in Dollars)	$ 13,900
Shares of common stock	4,876,199
Convertible Preferred Units [Member]
Equity [Line Items]
Convertible preferred units outstanding		59,671,021
Converted shares of common stock		12,640,008
Voting Member Units [Member]
Equity [Line Items]
Voting member units		100,000
Non-Voting Member Units [Member]
Equity [Line Items]
Non-voting member units		900,000